Condensed Financial Information of the Company - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2019 $ / shares
Current assets:
Cash and cash equivalents	¥ 1,158,044	$ 169,122	¥ 1,386,412
Restricted cash	187,241	27,345
Short-term investments	486,756	71,086	454,426
Total current assets	2,177,402	317,988	2,419,625
Non-current assets:
Long-term investments	1,048,178	153,077	1,487,638
Total non-current assets	5,720,989	835,498	3,651,850
Total assets	7,898,391	1,153,486	6,071,475
Non-current liabilities:
Total liabilities	7,456,418	1,088,941	4,914,002
Shareholder' equity:
Additional paid-in capital	5,598,978	817,679	5,501,992
Treasury stock	(274,648)	(40,110)	(203,759)
Statutory reserves	12,270	1,792	7,080
Accumulated deficit	(5,035,172)	(735,341)	(4,300,153)
Accumulated other comprehensive income	99,167	14,482	87,148
Total OneSmart International Education Group Limited shareholders' equity	400,637	58,508	1,092,350
Total liabilities, non-controlling interests and shareholders' equity	7,898,391	1,153,486	6,071,475
Class A ordinary shares
Shareholder' equity:
Common stock, value	¥ 26	$ 4	¥ 26
Par value (in dollars per share) | $ / shares		$ 0.000001		$ 0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984	37,703,157,984
Ordinary shares, shares issued (in shares)	4,146,103,947	4,146,103,947	4,130,261,827
Ordinary shares, shares outstanding (in shares)	4,146,103,947	4,146,103,947	4,130,261,827
Class B ordinary shares
Shareholder' equity:
Common stock, value	¥ 16	$ 2	¥ 16
Par value (in dollars per share) | $ / shares		$ 0.000001		0.000001
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016	2,296,842,016
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016	2,296,842,016
The Company | Reportable legal entities
Current assets:
Cash and cash equivalents	¥ 162,391	$ 23,716	¥ 568,138
Restricted cash	122,969	17,958
Short-term investments	287,585	41,999	113,680
Total current assets	572,945	83,673	681,818
Non-current assets:
Long-term investments	872,756	127,458	909,518
Investments in subsidiaries, VIEs and VIEs' subsidiaries	1,176,422	171,806	1,712,621
Total non-current assets	2,049,178	299,264	2,622,139
Total assets	2,622,123	382,937	3,303,957
Non-current liabilities:
Amounts due to subsidiaries	2,221,486	324,428	2,211,606
Total liabilities	2,221,486	324,428	2,211,606
Shareholder' equity:
Additional paid-in capital	5,598,978	817,679	5,501,992
Treasury stock	(274,648)	(40,110)	(203,759)
Statutory reserves	12,270	1,792	7,080
Accumulated deficit	(5,035,172)	(735,340)	(4,300,153)
Accumulated other comprehensive income	99,167	14,482	87,148
Total OneSmart International Education Group Limited shareholders' equity	400,637	58,509	1,092,350
Total liabilities, non-controlling interests and shareholders' equity	2,622,123	382,937	3,303,956
The Company | Reportable legal entities | Class A ordinary shares
Shareholder' equity:
Common stock, value	¥ 26	$ 4	¥ 26
Par value (in dollars per share) | $ / shares		$ 0.000001		0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984	37,703,157,984
Ordinary shares, shares issued (in shares)	4,146,103,947	4,146,103,947	4,130,261,827
Ordinary shares, shares outstanding (in shares)	4,146,103,947	4,146,103,947	4,130,261,827
The Company | Reportable legal entities | Class B ordinary shares
Shareholder' equity:
Common stock, value	¥ 16	$ 2	¥ 16
Par value (in dollars per share) | $ / shares		$ 0.000001		$ 0.000001
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016	2,296,842,016
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016	2,296,842,016